COMMON STOCK (Details Narrative)	3 Months Ended
Sep. 30, 2023 USD ($) shares
Geneva Roth Remark Holdings [Member]
Class of Stock [Line Items]
Loss on conversion of stock | $	$ 140,853
Series C Preferred Stock [Member] | Geneva Roth Remark Holdings [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted	75,138
Common Stock [Member] | Geneva Roth Remark Holdings [Member]
Class of Stock [Line Items]
Conversion of stock, shares issued	53,371,284
Quick Capital L L C [Member] | Note Payable [Member]
Class of Stock [Line Items]
Conversion of debt, value | $	$ 21,898
Conversion of debt, shares	21,582,313
A E S Capital Management L L C [Member] | Note Payable [Member]
Class of Stock [Line Items]
Conversion of debt, value | $	$ 12,500
Conversion of debt, shares	6,105,029